Consolidated and Combined Statement of Changes in Shareholders’ Equity - USD ($)	Ordinary share		Translation reserve	Retained earnings	Total
Balance at Mar. 31, 2022		[1]	$ 11	$ 1,295,797	$ 1,295,808
Balance (in Shares) at Mar. 31, 2022	19,500,000
Net income and total comprehensive income for the year			(3,878)	247,471	243,593
Dividend declared				(191,332)	(191,332)
Balance at Mar. 31, 2023		[1]	(3,867)	1,351,936	1,348,069
Balance (in Shares) at Mar. 31, 2023	19,500,000
Net income and total comprehensive income for the year			4,378	928,529	932,907
Balance at Mar. 31, 2024		[1]	511	2,280,465	$ 2,280,976
Balance (in Shares) at Mar. 31, 2024	19,500,000				19,500,000
Net income and total comprehensive income for the year			24,188	487,957	$ 512,145
Balance at Mar. 31, 2025		[1]	$ 24,699	$ 2,768,422	$ 2,793,121
Balance (in Shares) at Mar. 31, 2025	19,500,000				19,500,000

[1]	Amount is immaterial and below US$1.00.